Significant Accounting Policies - Schedule of condensed balance sheets are reconciled (Q3) (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Significant Accounting Policies [Abstract]
Gross proceeds	$ 345,000,000
Less:
Proceeds allocated to public warrants	(11,960,000)
Issuance costs related to Class A ordinary shares	(19,450,398)
Plus:
Accretion of carrying value to redemption value	31,410,398
Contingently redeemable Class A ordinary shares	$ 345,000,000